4. NOTES PAYABLE (Details - Tonaquint note) (Tonaquint Note, USD $)	12 Months Ended
Mar. 31, 2014
Tonaquint Note
Initial principal balance	$ 360,186
Lender's legal fees	12,500
Conversions during the fiscal year ended March 31, 2013	(241,305)
Conversions during the fiscal year ended March 31, 2014	(131,381)
Balance as of March 31, 2014	$ 0